Summary of Tax Rate Reconciliation From Continuing Operation (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Reconciliation [Line Items]
Statutory income tax rate	34.00%		34.00%		34.00%		34.00%		34.00%
Loss before income taxes	R$ 28,919,068	[1]	R$ (1,022,751)	[1]	R$ (4,378,648)	[2]	R$ (13,434,629)	[2]	R$ (6,547,116)	[2]
Income (loss) from continuing operations	145,226		46,041		350,987		(2,245,113)		(3,379,928)
Current tax (expense)	60,869		(755,139)		(906,080)		(712,814)		(781,576)
Deferred tax (expense) benefit	84,357		801,180		1,257,067		(1,532,299)		(2,598,352)
Nondeductible expense debt obligations adjustments					26,000		1,860
Nondeductible fines in the amount					90,000		371,000		152,000
Impairment of goodwill and trademarks					R$ 16,000		77,000		91,000
Tax incentives current income tax					75.00%
Tax benefit granted, year					10 years
Brazil
Income Tax Reconciliation [Line Items]
Loss before income taxes	39,522,275		(409,424)		R$ (3,115,832)		(12,402,406)		(5,650,150)
Income (loss) from continuing operations	99,926		52,775		311,895		(2,054,234)		(3,191,187)
Current tax (expense)	67,912		(745,427)		(893,031)		(521,773)		(589,090)
Deferred tax (expense) benefit	32,014		798,203		1,204,926		(1,532,461)		(2,602,097)
Foreign Tax Authority
Income Tax Reconciliation [Line Items]
Loss before income taxes	(10,603,207)		(613,327)		(1,262,816)		(1,032,222)		(896,965)
Income (loss) from continuing operations	45,300		(6,734)		39,092		(190,879)		(188,741)
Current tax (expense)	(7,043)		(9,712)		(13,049)		(191,041)		(192,486)
Deferred tax (expense) benefit	R$ 52,343		R$ 2,977		R$ 52,141	[3]	R$ 162		R$ 3,745

[1]	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: 09/30/2018 Brazil Foreign operations Total Profit (loss) before income taxes 39,522,275 (10,603,207) 28,919,068 Income tax benefit 99,926 45,300 145,226 Current tax (expense) 67,912 (7,043) 60,869 Deferred tax (expense) benefit 32,014 52,343 84,357 09/30/2017 Brazil Foreign operations Total Profit (loss) before income taxes (409,424) (613,327) (1,022,751) Income tax (expense) 52,775 (6,734) 46,041 Current tax (expense) (745,427) (9,712) (755,139) Deferred tax (expense) benefit 798,203 2,977 801,180
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)
[3]	The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale.